Financial instruments-fair values and risk management - Recurring basis (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of fair value measurement of liabilities [line items]
Non-current loans at amortised cost	€ (40,787)		€ 0
Warrant liability	(260)
Derivative liabilities	376
Gain recognized on warrant liability fair value measurement	2,574
Interest rate floor
Disclosure of fair value measurement of liabilities [line items]
Change in measurement of interest derivatives	(376)
Prepayment option
Disclosure of fair value measurement of liabilities [line items]
Change in measurement of interest derivatives	510	$ 0
Recurring
Disclosure of fair value measurement of liabilities [line items]
Non-current loans at amortised cost	(41,312)
Warrant liability	(260)
Recurring | Interest rate floor
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	(376)
Recurring | Prepayment option
Disclosure of fair value measurement of liabilities [line items]
Derivative asset	510
Recurring | Level 2
Disclosure of fair value measurement of liabilities [line items]
Non-current loans at amortised cost	(40,787)
Recurring | Level 3
Disclosure of fair value measurement of liabilities [line items]
Warrant liability	(260)
Recurring | Level 3 | Interest rate floor
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	(376)
Recurring | Level 3 | Prepayment option
Disclosure of fair value measurement of liabilities [line items]
Derivative asset	€ 510